Commitments and contingencies (Details)	Dec. 31, 2018 USD ($)
Aircraft [Member]
2019	$ 646,631
2020	646,631
2021	646,631
2022	161,657
2023	0
Estimated future minimum annual commitment	2,101,550
Thereafter, 2023 through 2025	0
Total leases payments due	2,101,550
Office Premises [Member]
2019	578,914
2020	581,892
2021	590,823
2022	590,823
2023	590,823
Estimated future minimum annual commitment	2,933,275
Thereafter, 2023 through 2025	1,033,941
Total leases payments due	$ 3,967,216